12. Stock-Based Compensation (Details 1) (USD $)	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Beginning, balance Number of Options
Number of Options Granted	1,000,000
Number of Options Exercised
Number of Options cancelled
Ending Balance Number of Options	1,000,000
Beginning, balance Weighted Average Exercise Price
Weighted Average Exercise Price Granted	$ 0.40
Weighted Average Exercise Price Exercised
Weighted Average Exercise Price cancelled
Ending balance Weighted Average Exercise Price	$ 0.40